Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	June 30,	December 31,
	2017	2016
	(in US$’000)
Cash at bank and on hand	93,538	31,218
Bank deposits maturing in three months or less	18,994	48,213
	112,532	79,431
Denominated in:
United States dollar (“US$”)	71,276	65,509
Renminbi (“RMB”)	17,595	9,505
UK Pound Sterling (“£”)	209	408
Hong Kong dollar (“HK$”)	23,452	4,009
	112,532	79,431